(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE - Excluded from the computation of diluted (loss) income per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	336,038,128	337,597,040	184,260,560
Convertible bonds payable
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	288,600,152	288,600,152	145,726,048
Restricted shares
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	47,437,976	48,996,888	38,534,512